Organization and Principal Activities	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

QDM International Inc. (“QDM,” and collectively with its subsidiaries, the “Company”) was incorporated in Florida in March 2020 and is the successor to 24/7 Kid Doc, Inc. (“24/7 Kid”), which was incorporated in Florida in November 1998. The Company conducts its business through an indirectly wholly owned subsidiary, YeeTah Insurance Consultant Limited, which changed its name to Hong Kong YeeTah Insurance Broker Limited (“YeeTah”) in December 2022, a licensed insurance brokerage company located in Hong Kong, China. YeeTah sells a wide range of insurance products, consisting of two major categories: (1) life and medical insurance, such as individual life insurance; and (2) general insurance, such as automobile insurance, commercial property insurance, liability insurance, homeowner insurance. In addition, as a Mandatory Provident Fund (“MPF”) intermediary, YeeTah also assists its customers with their investment through the MPF and the Occupational Retirement Schemes Ordinance (“ORSO”) schemes in Hong Kong, both of which are retirement protection schemes set up for employees.

In 2022, 24/7 Kid was administratively dissolved with the State of Florida.

In March 2023, the Company consummated a public offering of its common stock, par value $0.0001 per share (the “2023 Offering”), in which the Company issued and sold an aggregate of 289,104,000 shares of its common stock at a price of $0.0081 per share to certain investors, generating gross proceeds to the Company of $2,339,937.

On March 28, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company (the “Amendment”) with the Florida Department of State to (i) increase its authorized shares of common stock, par value $0.0001 per share, from 200,000,000 shares to 700,000,000 shares and its authorized shares of preferred stock, par value $0.0001 per share, from 5,000,000 shares to 30,000,000 shares; and (ii) effect a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “2024 Forward Stock Split”), which became effective as of April 5, 2024. The foregoing amendments were approved by the Company’s board of directors (the “Board”) and shareholders holding approximately 60.9% of the voting power of the Company.

As a result of the 2024 Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the 2024 Forward Stock Spilt were split into ten shares of common stock and the total number of issued and outstanding shares of common stock increased from 29,156,393 shares to 291,563,930 shares. The 2024 Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of the Company’s Series C Convertible Preferred Stock were proportionately adjusted. On April 4, 2024, the 2024 Forward Stock Split was approved and announced by the Financial Industry Regulatory Authority (“FINRA”) with an effective date on April 5, 2024.

On September 16, 2025, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to effect a reverse split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-34 (the “2025 Reverse Stock Split”), which was announced by FINRA having an effective date on September 19, 2025. The foregoing amendments were approved by the Company’s board of directors and shareholders holding approximately 99.2% of the voting power of the Company.

As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split and the total number of issued and outstanding shares of common stock decreased from 291,563,930 shares to approximately 8,577,679 shares (with fractional shares rounded up). The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of the Company’s Series C Preferred Stock were proportionately adjusted. On September 18, 2025, the 2025 Reverse Stock Split was announced by FINRA with an effective date on September 19, 2025.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO, President and Chairman, converted 531,886 shares of Series C convertible preferred stock (the “Series C Preferred Stock”) into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, there were 8,636,186 shares of common stock issued and outstanding and no shares of Series C Preferred Stock issued and outstanding.

On October 1, 2025, Mr. Zheng entered into a shareholder agreement with the Company (the “Shareholder Agreement”), pursuant to which Mr. Zheng agreed not to sell, assign, or otherwise transfer, or enter into any contract or arrangement to effect any such sale, assignment or transfer of any share of the Series B Preferred Stock held by Mr. Zheng. Mr. Zheng further agreed to waive any co-sales rights enjoyed by holders of Series B Preferred Stock pursuant to the Articles of Incorporation, as amended. Pursuant to the agreement, upon the occurrence of (i) any merger, consolidation, stock sale, asset sale, or other transaction or series of related transactions in which a person or group (other than Mr. Zheng) acquires, directly or indirectly, ownership of more than 50% of the voting power of the Company or all or substantially all of the Company’s assets, or (ii) any transaction or series of related transactions that results in a change in the power to elect a majority of the Company’s board of directors, the Company shall repurchase all of the shares of Series B Preferred Stock held by Mr. Zheng for a purchase price of $0.001 per share.

On May 22, 2026, the Company’s Board approved the QDM International Inc. 2026 Equity Incentive Plan (the “2026 Plan”), which was subsequently registered through Form S-8 filed on June 2, 2026. The 2026 Plan is designed to attract, retain, and motivate directors, consultants, and key employees to exert their best efforts on behalf of the Company and align their interests with those of the Company’s stockholders. Under the 2026 Plan, the Company has authorized the issuance of up to 1,295,427 shares of common stock for awards, subject to an automatic annual increase beginning January 1, 2027. As of the date of this Report, the Company has not issued or granted any shares under the 2026 Plan.

On May 13, 2026, the Company incorporated Yau Tat Holding Limited (“Yau Tat BVI”), a BVI company 100% owned by the Company. On June 3, 2026, through Yau Tat BVI, the Company incorporated Yau Tat Group Limited (“Yau Tat HK”), a Hong Kong corporation 100% owned by Yau Tat BVI.

On July 9, 2026, the Company acquired MCM Wealth Management (Hong Kong) Limited (the “MCM”), a Hong Kong insurance brokerage company for a purchase price of HK$2,200,000 (approximately US$280,000) (the “MCM Acquisition”). After the MCM Acquisition, MCM became a wholly owned subsidiary of Yau Tat HK. On August 11, 2026, MCM changed its name to Hong Kong Wintah Insurance Broker Limited (“Wintah”).

1. Organization and principal activities

QDM International Inc. (“QDM,” and collectively with its subsidiaries, the “Company”) was incorporated in Florida in March 2020 and is the successor to 24/7 Kid Doc, Inc. (“24/7 Kid”), which was incorporated in Florida in November 1998. The Company conducts its business through an indirectly wholly owned subsidiary, YeeTah Insurance Consultant Limited, which changed its name to Hong Kong YeeTah Insurance Broker Limited (“YeeTah”) in December 2022, a licensed insurance brokerage company located in Hong Kong, China. YeeTah sells a wide range of insurance products, consisting of two major categories: (1) life and medical insurance, such as individual life insurance; and (2) general insurance, such as automobile insurance, commercial property insurance, liability insurance, homeowner insurance. In addition, as a Mandatory Provident Fund (“MPF”) intermediary, YeeTah also assists its customers with their investment through the MPF and the Occupational Retirement Schemes Ordinance (“ORSO”) in Hong Kong, both of which are retirement protection schemes set up for employees.

In 2022, 24/7 Kid was administratively dissolved with the State of Florida.

In March 2023, the Company consummated a public offering of its common stock, par value $0.0001 per share (the “2023 Offering”), in which the Company issued and sold an aggregate of 289,104,000 shares of its common stock at a price of $0.0081 per share to certain investors, generating gross proceeds to the Company of $2,339,937.

On March 28, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company (the “Amendment”) with the Florida Department of State to (i) increase its authorized shares of common stock, par value $0.0001 per share, from 200,000,000 shares to 700,000,000 shares and its authorized shares of preferred stock, par value $0.0001 per share, from 5,000,000 shares to 30,000,000 shares; and (ii) effect a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “2024 Forward Stock Split”), which became effective as of April 5, 2024. The foregoing amendments were approved by the Company’s board of directors (the “Board”) and shareholders holding approximately 60.9% of the voting power of the Company.

As a result of the 2024 Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the 2024 Forward Stock Split were split into ten shares of common stock and the total number of issued and outstanding shares of common stock increased from 29,156,393 shares to 291,563,930 shares. The 2024 Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. On April 4, 2024, the 2024 Forward Stock Split was approved and announced by the Financial Industry Regulatory Authority with an effective date on April 5, 2024.

On September 16, 2025, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to effect a reverse split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-34 (the “2025 Reverse Stock Split”), which was announced by FINRA having an effective date on September 19, 2025. The foregoing amendments were approved by the Company’s board of directors and shareholders holding approximately 99.2% of the voting power of the Company.

As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split and the total number of issued and outstanding shares of common stock decreased from 291,563,930 shares to approximately 8,577,679 shares (with fractional shares rounded up). The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of the Company’s Series C Preferred Stock were proportionately adjusted.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO, President and Chairman, converted 531,886 shares of Series C convertible preferred stock (the “Series C Preferred Stock”) into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, there were 8,636,186 shares of common stock issued and outstanding and no shares of Series C Preferred Stock issued and outstanding.